DESCRIPTION OF BUSINESS AND HISTORY (Details) - $ / shares				9 Months Ended
	Jul. 12, 2018	Jun. 18, 2018	May 18, 2017	Sep. 30, 2018
Number of shares cancelled		20,000,000
Number of shares issued (in shares)		4,405,000	20,000,000	4,395,000
Redemption shares of stock		20,000,000
Exchange Acquisition Agreement [Member] | Xceptor LLC [Member]
Number of shares exchange in business acquisition (in shares)	3,000,000
Business acquisition, share price (in dollars per share)	$ 0.0001